Vendor and Security Deposits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Vendor And Security Deposits
Vendor and security deposits	$ 1,020	$ 20	$ 120	$ 38
Purchase of new equipment	$ 770